OPERATING SEGMENTS - Revenue by Product (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue (as a percent)	100.00%	100.00%
Gold
Disclosure of products and services [line items]
Revenue (as a percent)	76.00%	87.00%
Silver
Disclosure of products and services [line items]
Revenue (as a percent)	19.00%	12.00%
Lead
Disclosure of products and services [line items]
Revenue (as a percent)	3.00%	0.00%
Zinc
Disclosure of products and services [line items]
Revenue (as a percent)	2.00%	1.00%
Customer One
Disclosure of products and services [line items]
Revenue (as a percent)	42.00%	51.00%